GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Domestic Equity Funds - 31.7%
BlackRock High Equity Income Fund - Class Institutional	24,275	$696,456
Financial Select Sector SPDR Fund	6,736	352,764
Global X U.S. Preferred ETF (a)	197,297	3,715,102
Invesco S&P 500 BuyWrite ETF	58,020	1,268,317
iShares Advantage Large Cap Income ETF (a)	29,113	876,592
iShares Select Dividend ETF	27,139	3,604,331
JPMorgan Equity Premium Income ETF (a)	15,236	866,167
Schwab U.S. Dividend Equity ETF (a)	368,068	9,753,802
SPDR Portfolio S&P 500 High Dividend ETF	48,678	2,065,894
Vanguard High Dividend Yield ETF (a)	28,216	3,761,475
Vanguard S&P 500 ETF	1,117	634,489
Vanguard Utilities ETF	1,931	340,841
WisdomTree U.S. LargeCap Dividend Fund	44,194	3,630,095
WisdomTree U.S. SmallCap Dividend Fund (a)	47,906	1,521,495
		33,087,820

Domestic Fixed Income Funds - 36.5%
iShares 0-5 Year High Yield Corporate Bond ETF	154,111	6,648,349
iShares 7-10 Year Treasury Bond ETF	7,203	689,831
iShares Aaa - A Rated Corporate Bond ETF (a)	43,295	2,071,233
iShares Convertible Bond ETF	15,966	1,438,537
iShares Flexible Income Active ETF (a)	32,565	1,720,735
iShares High Yield Corporate Bond Buywrite Strategy ETF (a)	56,068	1,716,241
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	9,030	989,778
iShares Investment Grade Systematic Bond ETF	30,412	1,381,921
Schwab 5-10 Year Corporate Bond ETF (a)	91,073	2,072,821
SPDR Portfolio Aggregate Bond ETF	16,326	417,946
SPDR Portfolio Long Term Corporate Bond ETF (a)	61,925	1,397,647
SPDR Portfolio Short Term Treasury ETF	16,170	473,619
T Rowe Price Institutional Floating Rate Fund - Class I	181,794	1,716,134
Vanguard High-Yield Corporate Fund - Class Admiral	1,138,504	6,284,542
Vanguard Intermediate-Term Treasury ETF	21,748	1,300,748
Vanguard Long-Term Treasury ETF	72,744	4,082,393
Vanguard Mortgage-Backed Securities ETF	10,734	497,414
WisdomTree Floating Rate Treasury Fund	65,788	3,309,794
		38,209,683

Emerging Market Equity Funds - 4.9%
iShares Emerging Markets Dividend ETF	177,084	5,073,457

Emerging Markets Fixed Income Funds - 1.7%
Vanguard Emerging Markets Government Bond ETF (a)	27,846	1,819,736

International Equity Funds - 16.0%
iShares Global Infrastructure ETF	5,888	348,570
iShares International Dividend Growth ETF	17,642	1,391,777
iShares International Select Dividend ETF	157,181	5,424,316
Vanguard FTSE Developed Markets ETF	30,867	1,759,728
Vanguard International High Dividend Yield ETF (a)	97,814	7,835,879
		16,760,270

International Fixed Income Funds - 1.3%
Janus Henderson AAA CLO ETF (a)	26,982	1,369,336

Multi-Asset Funds - 5.0%
Loomis Sayles Global Allocation Fund - Class Y	203,406	5,270,243

Real Estate Funds - 2.1%
Vanguard Real Estate ETF	24,379	2,171,194
TOTAL INVESTMENT COMPANIES (Cost $88,582,985)		103,761,739

SHORT-TERM INVESTMENTS - 18.1%		Value
Investments Purchased with Proceeds from Securities Lending - 17.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b)	17,892,823	17,892,823

Money Market Funds - 1.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.25%(b)	989,189	989,189
TOTAL SHORT-TERM INVESTMENTS (Cost $18,882,012)		18,882,012

TOTAL INVESTMENTS - 117.3% (Cost $107,464,997)		122,643,751
Liabilities in Excess of Other Assets - (17.3)%		(18,093,999)
TOTAL NET ASSETS - 100.0%		$104,549,752
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $17,562,764.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.